Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 17, 2022
Registrant Name	dei_EntityRegistrantName	PRINCIPAL EXCHANGE-TRADED FUNDS
CIK	dei_EntityCentralIndexKey	0001572661
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 17, 2022
Effective Date	dei_DocumentEffectiveDate	May 17, 2022
Prospectus Date	rr_ProspectusDate	May 17, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A